Transactions with Related Parties and Joint Operators (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Transactions Between Related Parties

Major transactions between the Company and its related parties are summarized as follows:

	2016	2017	2018
Revenue from sales of goods and services:
- Associates	—	3,367	1,704
- Joint operations	36,901	18,138	56,560

	36,901	21,505	58,264

Purchase of goods and services:
- Associates	739	2,776	2,130
- Joint operations	3,228	14,191	601

	3,967	16,967	2,731

Summary of Sale Purchase of Goods Services
c)	Balances at the end of the year were:

	At December 31,		At December 31,
	2017		2018
	Receivable	Payable	Receivable	Payable
Current portion:
Joint operations
Consorcio Rio Urubamba	8,964	—	9,122	—
Consorcio Peruano de Conservacion	7,417	—	6,417	—
Consorcio Italo Peruano	14,536	18,849	3,322	4,996
Consorcio Constructor Chavimochic	1,959	5,817	2,138	6,199
Consorcio GyM Conciviles	43,435	—	1,855	—
Consorcio La Gloria	1,688	1,358	1,369	1,006
Consorcio Ermitaño	1,067	6	781	624
Terminales del Perú	3,290	—	459	—
Consorcio TNT Vial y Vives - DSD Chile Ltda	—	—	—	11,804
Consorcio Rio Mantaro	1,134	763	—	6,655
Consorcio Vial Quinua	—	2,162	—	1,970
Consorcio Huacho Pativilca	—	2,377	—	475
Consorcio Vial Sierra	2,355	1,854	—	—
Consorcio para la Atencion y Mantenimiento de Ductos	—	12,074	—	—
Other minors	12,221	7,045	9,215	11,323

	98,066	52,305	34,678	45,052

	At December 31,		At December 31,
	2017		2018
	Receivable	Payable	Receivable	Payable
Other related parties
Ferrovias Argentina	—	2,684	—	10,242
Peru Piping Spools S.A.C.	279	185	225	—
Gasoducto Sur Peruano S.A	2,407	—	—	—
Other minors	—	—	—	647

Current portion	100,752	55,174	34,903	55,941

Non-current portion:
Gasoducto Sur Peruano S.A	773,930	—	773,927	—
Ferrovias Participaciones	—	21,648	—	21,849
Other minors	—	4,306	4,299	—

Non-current	773,930	25,954	778,226	21,849